Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Issued capital [member] TWD ($)	Capital surplus [member] TWD ($)	Legal reserve [member] TWD ($)	Unappropriated retained earnings [member] TWD ($)	Foreign currency translation reserve [member] TWD ($)	Amounts recognized in other comprehensive income (loss) and accumulated in equity relating to non-current assets held for sale [member] TWD ($)	Unearned employee awards [member] TWD ($)	Treasury stock [member] TWD ($)	Unrealized gain (loss) on valuation of available -for-sale financial assets [member] TWD ($)	unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member] TWD ($)
Beginning Balance at Dec. 31, 2016	$ 16,247,702		$ 8,869,663	$ 6,888,826	$ 1,137,837	$ 260,989	$ 10,600	$ 287,645	$ (200,204)	$ (1,007,654)
Profit (loss) for the year	2,796,882					2,796,882
Other comprehensive income (loss) for the year	(189,902)					42,072	(232,652)				$ 678
Total comprehensive income (loss)	2,606,980					2,838,954	(232,652)				678
Appropriations of prior year's earnings:
Legal reserve (Note 22)					28,680	(28,680)
Cash dividends (Note 22)	(257,026)					(257,026)
Cash distribution from capital surplus (Note 22)	(599,728)			(599,728)
Restricted shares (Note 34)	123,021		(6,692)	(17,650)		1,729			145,634
Capital reduction	0
Disposal of investment in associates	16,929
Effect of disposal of subsidiary							287,645	$ (287,645)
Ending Balance at Dec. 31, 2017	18,120,949		8,862,971	6,271,448	1,166,517	2,815,966	65,593		(54,570)	(1,007,654)	678
Profit (loss) for the year | Previously stated [member]	1,301,093
Profit (loss) for the year	1,325,824					1,325,824
Other comprehensive income (loss) for the year	(32,829)					(45,807)	(51,077)					$ 64,055
Total comprehensive income (loss)	1,292,995					1,280,017	(51,077)					64,055
Appropriations of prior year's earnings:
Legal reserve (Note 22)					302,653	(302,653)
Cash dividends (Note 22)	(256,806)					(256,806)
Restricted shares (Note 34)	41,043		(4,948)	(7,967)		1,089			52,869
Capital reduction	(1,284,223)		(1,329,446)	72						45,151
Ending Balance (Previously stated [member]) at Dec. 31, 2018	18,120,949		8,862,971	6,271,448	1,166,517	2,815,966	65,593		(54,570)	(1,007,654)	678
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	107,215					65,050					$ (678)	42,843
Ending Balance (Restated balance [member]) at Dec. 31, 2018	18,228,164		8,862,971	6,271,448	1,166,517	2,881,016	65,593		(54,570)	(1,007,654)		42,843
Ending Balance at Dec. 31, 2018	18,021,173		7,528,577	6,263,553	1,469,170	3,602,663	14,516		(1,701)	(962,503)		106,898
Profit (loss) for the year	2,508,574	$ 83,871				2,508,574
Other comprehensive income (loss) for the year	(127,266)	(4,255)				17,372	(104,198)					(40,440)
Total comprehensive income (loss)	2,381,308	79,616				2,525,946	(104,198)					(40,440)
Appropriations of prior year's earnings:
Legal reserve (Note 22)					110,308	(110,308)
Cash dividends (Note 22)	(872,718)					(872,718)
Restricted shares (Note 34)	822		(477)	(412)		10			1,701
Disposal of investment in associates	973,609	32,551				72						(72)
Cancellation of treasury stock			(255,699)	(212,354)		(494,450)				962,503
Ending Balance at Dec. 31, 2019	$ 19,530,585	$ 652,978	$ 7,272,401	$ 6,050,787	$ 1,579,478	$ 4,651,215	$ (89,682)		$ 0	$ 0		$ 66,386